SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Going concern, liquidity, and capital resources
The Company has only recently been formed, has limited operating history, has recorded a net loss of $17.4 million for the three months ended March 31, 2024, has a negative working capital of $11.7 million, and has an accumulated deficit of $81.1 million as of March 31, 2024. Net cash used in operating activities for the three months ended March 31, 2024, was $7.7 million.
These above matters raise substantial doubt about the Company's ability to continue as a going concern. During the next twelve months, the Company intends to fund its operations through the issuance of financial instruments including debts or equity, extend the use of its line of credit and the sale of aircraft at a premium to cost.
The Company also has the ability to reduce cash burn to preserve capital. Accordingly, management believes that its current cash position, along with its anticipated revenue growth and proceeds from future debt and/or equity financings, when combined with greater fleet utilization and prudent expense management, will allow the Company to continue as a going concern and to fund its operations for at least one year from the date these financials are available.
There are no assurances, however, that management will be able to raise capital or debt on terms acceptable to the Company. If the Company is unable to obtain sufficient additional capital, the Company may be required to reduce the near-term scope of its planned development and operations, which could delay implementation of the Company’s business plan and harm its business, financial condition, and operating results. The balance sheet does not include any adjustments that might result from these uncertainties.
Basis of presentation
The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”) on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.
Reclassifications
Certain amounts in 2023 have been reclassified to conform with the current year’s presentation.
Principles of Consolidation
The consolidated financial statements include the Company’s accounts and the accounts of its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated.
The accompanying consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Volato, Inc., a company incorporated in the State of Georgia, Gulf Coast Aviation, Inc. sometimes referred to as Volato Aircraft Management Service (“VAMS”), a company incorporated in the State of Texas, GC Aviation, Inc., a company incorporated in the State of Texas, Fly Vaunt, LLC, a company incorporated in the State of Georgia, and Fly Dreams LLC, until March 3, 2023.
One of the components of the Company’s business model includes the sale of aircraft and ownership program. The aircraft ownership program is a model whereby the Company sells each floating fleet aircraft to a limited liability company (“Plane Co”). The Plane Co, which is owned by third-party owners, leases the aircraft back to the Company for management and charter operations on behalf of the LLC under 14 C.F.R. Part 135 certificate.
The Company does not hold any controlling interest in any Plane Co as of March 31, 2024 and December 31, 2023. Each Plane Co is set up to acquire and own one aircraft pursuant to the HondaJet aircraft purchase agreement executed with the Company. Each Plane Co was managed by PDK Management LLC until June 2023, an entity whose sole member is the Company’s Chief Executive Officer, through an operating agreement, and by Volato, Inc starting in July 2023.
Fly Dreams holds the Federal Aviation Agency (“FAA”) certificate and conducts air carrier operations through an aircraft charter Management and Dry Lease Agreement with each of the Plane Co’s. On March 3, 2023, Legacy Volato transferred its Fly Dreams LLC operation to GCA and sold all of its membership interest in Fly Dreams LLC, including Fly Dreams FAA part 135 Certificate. Legacy Volato now conducts its operations under GCA FAA Part 135 Certificate. The selling price was $550 thousand, which resulted in the recognition of $387 thousand in gain, which is presented in other income (expense) in the consolidated statement of operations for the three months ended March 31, 2023.
The Company does not hold any controlling interest in any limited liability companies as of March 31, 2024 and December 31, 2023, respectively. The Company only holds de minimis interest in one Plane Co as of March 31, 2024, respectively.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates. Such estimates include:
•	Useful lives of property, plant, and equipment.
•	Assumptions used in valuing equity instruments.
•	Deferred income taxes and related valuation allowance.
•	Assessment of long-lived assets impairment.
•	Assumptions used in the valuation of the forward purchase agreement
Cash and restricted cash
Cash consists primarily of cash on hand and bank deposits. The Company maintains cash deposits with financial institutions that may exceed federally insured limits at times. The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. At March 31, 2024 and December 31, 2023, the Company had no cash equivalents besides what was in the cash balance as of this date. The Company has $1.8 million and $2.2 million of restricted cash at March 31, 2024 and December 31, 2023, respectively, which serves as collateral for the credit facility with SAC Leasing G280 LLC.
Investment - Equity Method
The Company accounts for its equity method investment at cost, adjusted for the Company’s share of the investee’s earnings or losses, which is reported under other income (expense) in the consolidated statement of operations. The Company periodically reviews its investment for other than temporary declines in fair value below cost and more frequently when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.
As of March 31, 2024, and December 31, 2023, the only equity-method investment was Volato 158 LLC with a 3.13% equity interest. As of March 31, 2024 and December 31, 2023, management believes the carrying value of its equity method investments was recoverable in all material respects.
Accounts Receivable
Accounts receivables are reported on the consolidated balance sheets at the outstanding principal amount adjusted for any allowance for credit losses and any charge offs. The Company provides an allowance for credit losses to reduce trade receivables to their estimated net realizable value equal to the amount that is expected to be collected. This allowance is estimated based on historical collection experience, the aging of receivables, specific current and expected future macro-economic and market conditions, and assessments of the current creditworthiness and economic status of customers. The Company considers a receivable delinquent if it is unpaid after the term of the related invoice has expired. Balances that are still outstanding after management has used reasonable collection efforts are written off. The Company reviews its allowance for credit losses on a quarterly basis.
The Company recognized zero of bad debt expense during the three months ended March 31, 2024 and 2023, respectively.
Fixed Assets
Fixed assets are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years
Computer Software Development
Software development costs are accounted for in accordance with ASC 350-40, Internal Use Software. Internal software development costs are capitalized from the time the internal use software is considered probable of completion until the software is ready for use. Business analysis, system evaluation and software maintenance costs are expensed as incurred.
The capitalized computer software development costs are reported under the section fixed assets, net in the consolidated balance sheet and are amortized using the straight-line method over the estimated useful life of the software, generally three years from when the asset is placed in service. The Company capitalized zero and $323 thousand of internal software development costs during the three months ended March 31, 2024 and the twelve months ended December 31 2023, respectively. The Company also expenses internal costs related to minor upgrades and enhancements, as it is impractical to separate these costs from normal maintenance activities.
Website development cost
The costs incurred for activities during the website application and infrastructure development stage are capitalized in accordance with the guidance on internal-use software in ASC 350-40. The Company capitalized $56 thousand and $241 thousand of website development costs as of March 31, 2024 and December 31, 2023, respectively. The Company recognized $26 thousand and $15 thousand of amortization expense during the three months ended March 31, 2024 and 2023, respectively.
Valuation of Long-Lived Assets:
In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 360, property, plant, and equipment, and long-lived assets are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. No impairment was recognized during the three months ended March 31, 2024 and 2023.
Fair value of financial instruments
The Company adopted the provisions of FASB Accounting Standards Codification (“ASC”) 820 (the “Fair Value Topic”) which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements.
The Company measures fair value under a framework that utilizes a hierarchy prioritizing the inputs to relevant valuation techniques. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs used in measuring fair value are:
•	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company as the ability to access.
•	Level 2: Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets.
•	Quoted prices for identical or similar assets or liabilities in inactive markets.
•	Inputs other than quoted prices that are observable for the asset or liability.
•	Inputs that are derived principally from or corroborated by observable market date by correlation or other means; and
•	If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The fair value of the Company’s recorded forward purchase agreement (“FPA”) is determined based on unobservable inputs that are not corroborated by market data, which require a Level 3 classification. A Monte Carlo simulation model was used to determine the fair value. The Company records the forward purchase agreement at fair value on the consolidated balance sheets with changes in fair value recorded in the consolidated statements of operation.
The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of March 31, 2024, in thousands:

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Purchase Agreement	$—	$—	$2,755	$2,755
Total	$—	$—	$2,755	$2,755
The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the three months ended March 31, 2024, in thousands:

Forward Purchase Agreement
Balance December 31, 2023	$2,982
Change in fair value	(227)
Balance March 31, 2024	$2,755
The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

Three months ended March 31, 2024
Volume Weighted average stock price (“VWAP”)	$3.54
Initial Price	$10.81
Expected Volatility	91.0%
Term	1.68
Risk-free Rate	4.7%
The carrying amount of the Company’s financial assets and liabilities, such as cash, accounts receivable, prepaid and other assets, accounts payable and accrued expenses, deposits, and members’ deposit approximate their fair value because of the short maturity of those instruments. The Company’s line of credit, convertible notes and other promissory notes approximate the fair value of such liabilities based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangements and due to the short-term maturity of these instruments at March 31, 2024 and December 31, 2023, respectively.
Commitments and contingencies
The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment.
Revenue recognition
Revenues are recognized on a gross basis and presented on the consolidated statements of operations net of rebates, discounts, and taxes collected concurrent with revenue-producing activities. The transaction price in the Company’s contracts with its customers is fixed at the time control of goods and services are transferred to the customer. Therefore, the Company does not estimate variable consideration or perform a constraint analysis for our contracts.
The Company determines revenue recognition pursuant to Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, through the following steps:
1.	Identification of the contract, or contracts, with a customer.
2.	Identification of the performance obligation(s) in the contract.
3.	Determination of the transaction price.
4.	Allocation of the transaction to the performance obligation(s) in the contract.
The Company generates revenue primarily through three sources: (i) the sale of aircraft, (ii) charter flights which include deposit products, retail and wholesale charter flights and owner flights, and (iii) aircraft management services. Revenue is recognized when control of the promised service is transferred to a customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. At contract inception, the Company assesses the goods and services promised in its contracts with customers and identifies, as a performance obligation, each promise to transfer a good or service to a customer that is distinct. To identify its performance obligations, the Company considers all of the goods and services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices.
For each revenue stream, we evaluate whether our obligation is to provide the good or service itself, as the principal or to arrange for the good or service to be provided by the other party, as the agent, using the control model. For certain services provided to the customer, primarily in our aircraft management services revenue stream, the Company directs third-party providers to assist in our fulfillment of the performance obligation in contracts with our customers. Any cost reimbursements and third-party costs are recognized in revenue on a gross basis as Volato has pre-negotiated these costs and takes a certain amount of risk that it will not fully recover the costs incurred. In such circumstances, the Company is primarily responsible for satisfying the overall performance obligation with the customer and is considered the principal in the relationship because the Company has the ability to direct the third parties to provide services to our customers.
Aircraft sales only requires the delivery of the aircraft.
Volato also generates revenues from charter flights for owners, deposit products, retail customers and wholesale charter brokers. Deposit products are a complementary set of products available to retail charter customers whereby the customer makes a deposit in exchange for certain charter product offerings of the Company to be provided in the future. Charter flights are flights offered to retail and non-retail charter customers in exchange for a fee. The contracts generally consist of one performance obligation and revenue is recognized upon transfer of control of our promised services, which generally occurs upon the flight hours being used during the period which the chartered flights were operated. The Company’s contract for charter services outlines the transaction price in advance. Non-owner flights typically require payment in advance. Other charter services are due upon completion of the services. The contracts include cancellation penalty charges as a percentage of the original flight based on the time of cancellation and the type of flight. Itinerary changes may result in a price change prior to the occurrence of the flight. If the total flight itinerary cannot be completed due to any reason (other than customer cancellation or no show), the charter customer is responsible for only the portion of the itinerary that can be completed, and any advance payment is refunded.
The Company’s aircraft management services are a full-service management and charter operator including dry leasing airplanes from owners, placing aircrafts on our FAA Air Carrier Certificate, operating the aircraft for owner flights and chartering the aircraft to customers. Under the aircraft management services revenues stream, aircraft owners pay management fees to the Company plus all operating expenses for the aircraft, maintenance, crew hiring and management, flight operations, dispatch, hangar, fuel, cleaning, insurance, and aircraft charter marketing. Revenues from aircraft management services consist of one performance obligation to provide management airplane management services. Revenue is partially recognized overtime for the administrative portion of the service, and partially recognized at a point in time, generally upon the transfer of control of the promised services included as part of the management services. Revenue recognized over time was $1.6 million and $1.1 million for the three months ended March 31, 2024 and 2023, respectively. All other revenue was recognized upon the transfer of control of the promised services.
The Company’s contracts for managing aircraft provide for fixed monthly management fees and reimbursement of operating expenses at a predetermined margin. Generally, contracts require two months advance deposit of estimated expenses.
In accordance with ASC 606, contract assets are to be recognized when an entity has the right to receive consideration in exchange for goods or services that have been transferred to a customer. Also, in accordance with ASC 606, contract liabilities are to be recognized when an entity is obligated to transfer goods or services for which consideration has already been received. The Company recognizes contract liabilities for any advance payments from customers primarily associated with its deposit products and charter flights as well as aircraft management services revenue streams. Deposits that are provided under the Company’s Insider Membership program or the Company’s Stretch Card agreements are treated as contract liabilities when the funds are received and are reduced as the flights are utilized. Any deposits that are not utilized over the 24-month term of the agreements, which end upon being forfeited if the agreements are not renewed, would be recognized as revenues at the time they are forfeited. Occasionally, we offer credits to customers of the Company’s Insider and Stretch Card agreements in excess of the cash deposit received as an incentive offering. These credits are non-refundable and are recorded as a contract liability until they are either used or expired. The Company does not offer their customer a significant financing component as part of the arrangement because the period between the transfer of service to a customer and when the customer pays for the service is one year or less or the timing and the transfer of the services is at the discretion of the customer.
Contract liabilities consist of customer prepayments and the aircraft deposits referred to above. Total contract liabilities were $19.0 million and $12.9 million as of March 31, 2024 and December 31, 2023, respectively.
The Company generated $13.2 million of revenue during the three months ended March 31, 2024 broken down as follows, in thousands:

Aircraft sales	$—
Charter flight revenue	11,516
Aircraft Management revenue	1,695
Total	$13,211
The Company generated $15.7 million of revenue during the three months ended March 31, 2023 broken down as follows, in thousands:

Aircraft sales	$5,710
Charter flight revenue	6,684
Aircraft management revenue	3,271
Total	$15,665
Income taxes
The Company follows Section 740-10-30 of the FASB ASC, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the fiscal year in which the temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company follows the guidance of 740-10-25 of the FASB ASC (“Section 740-10-25”) with regards to uncertainty in income taxes. Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company had no material adjustments to its assets and/or liabilities for unrecognized income tax benefits according to the provisions of Section 740-10-25.
The Company is subject to tax in the United States (“U.S.”) and files tax returns in the U.S. Federal jurisdiction, and state jurisdictions. The Company is subject to U.S. Federal, state, and local income tax examinations by tax authorities. The Company currently is not under examination by any tax authority.
Stock-based compensation
The Company accounts for equity-based compensation using the fair value method as set forth in the ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based payment awards based on estimated fair values. This method requires companies to estimate the fair value of stock-based compensation on the date of grant using an option pricing model. The Company estimates the fair value of each equity-based payment award on the date of grant using the Black-Scholes pricing model.
The Black-Scholes model determines the fair value of equity-based payment awards based on the fair value of the underlying common stock on the date of grant and requires the use of estimates and assumptions, including the fair value of the Company’s common stock, exercise price of the stock option, expected volatility, expected life, risk-free interest rate and dividend rate. The Company estimates the expected volatility of its stock options by taking the average historical volatility of a group of comparable publicly traded companies over a period equal to the expected life of the options; it is not practical for the Company to estimate its own volatility due to the lack of historical prices. The expected term of the options is determined in accordance with existing equity agreements as the underlying options are assumed to be exercised upon the passage of time. The risk-free interest rate is the estimated average interest rate based on U.S. Treasury zero-coupon notes with terms consistent with the expected life of the awards. The expected dividend yield is zero as the Company does not anticipate paying any recurring cash dividends in the foreseeable future. The Company accounts for forfeitures as they occur.
Net loss per share
The Company computes basic and diluted earnings per share amounts pursuant to section 260-10-45 of the FASB ASC. Basic earnings per share is computed by dividing net loss available to common shareholders, by the weighted average number of shares of common stock outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings per share is computed by dividing net loss available to common shareholders by the diluted weighted average number of shares of common stock during the period. The diluted weighted average number of common shares outstanding is the basic weighted number of shares adjusted as of the first day of the year for any potentially dilutive debt or equity. In periods in which a net loss has been incurred, all potentially dilutive common shares are considered anti-dilutive and thus are excluded from the calculation. Securities that are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been antidilutive for the three months ended March 31, 2024, include stock options and convertible debt.
The Company has 2,289,159 and 2,478,020 outstanding stock options to purchase an equivalent number of common stock at March 31, 2024, and 2023, respectively.
The Company also has 29,026,000 outstanding warrants to purchase an equivalent number of shares of common stock as of March 31, 2024 and 2023, respectively, at a weighted average strike price of $11.50.
Concentration of Credit Risk
The Company maintains its cash with a major financial institution located in the United States of America which it believes to be creditworthy. Balances are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company may maintain balances in excess of the federally insured limits.
Intangible Assets
Intangible assets other than goodwill consists of acquired finite-lived customer relationships and acquired indefinite-lived Part 135 air carrier certificate. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, finite-lived intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset, which was determined based on management’s estimate of the period over which the asset will contribute to our future cash flows.
The Company reviews the intangible assets for impairment on an annual basis or if events or changes in circumstances indicate it is more likely than not that they are impaired. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale, or disposition of a significant portion of the business, or other factors. If the review indicates the impairment, an impairment loss would be recorded for the difference of the value recorded and the new value. There was no impairment loss recognized for the intangible assets for the three months ended March 31, 2024 and 2023, respectively.
Goodwill
Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets acquired in our business combinations. Goodwill is not amortized and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations. The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill.
If, after assessing the totality of events or circumstances, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, additional impairment testing is not required. The Company tests for goodwill impairment annually during its fourth quarter on October 1. There was no impairment of goodwill for the three months ended March 31,2024 and 2023, respectively.
Segment Reporting
The Company identifies operating segments as components of the Company. for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and performance assessment. The chief operating decision maker is the chief executive officer. We determined that the Company operates in a single operating and reportable segment, private aviation services, as the chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenue and cost of revenue for purposes of making operating decisions, allocating resources, and assessing performance. Substantially all of our long-lived assets are located in the U.S. and revenue from private aviation services is substantially earned from flights throughout the U.S.
Cost of revenue
Cost of revenue includes costs that are directly related to the related revenue streams – charter flights, aircraft management, aircraft sales. Cost of revenue includes expenses incurred to provide flight services and facilitate operations, including aircraft lease costs, fuel, crew travel, maintenance, compensation expenses and related benefits for employees that directly facilitate flight operations including crew and pilots and certain aircraft operating costs such as landing fees and parking. Cost of revenue for the aircraft sales revenue includes cost of the aircraft.
Advertising Costs
Advertising costs are expensed as incurred and included in management and general expenses on the statements of operations. Such advertising amounted to $2.2 million and $223 thousand for the three months ended March 31, 2024 and 2023, respectively.
Variable Interest Entity (VIE) Accounting
The Company evaluates its ownership, contractual relationships, and other interests in entities to determine the nature and extent of the interests, whether such interests are variable interests and whether the entities are VIEs in accordance with ASC 810, Consolidations. These evaluations can be complex and involve Management judgment as well as the use of estimates and assumptions based on available historical information, among other factors. Based on these evaluations, if the Company determines that it is the primary beneficiary of a VIE, this VIE entity is consolidated into the consolidated financial statements.
Each Plane Co is managed by PDK Management LLC, an entity whose sole member is the Company’s Chief Executive Officer, through an operating agreement until July 2023. The Company does not have the obligation to absorb losses that could be significant to the VIE or the right to receive significant benefits when it holds a minority ownership in each PlaneCo. The Company did not consolidate any variable interest entities as of March 31, 2024 or December 31, 2023.
Leases
ASC Topic 842, “Leases” (“ASC 842”) requires lessees to recognize most leases on the balance sheet with a corresponding right-to-use asset (“ROU asset”). ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liability represents the Company’s obligation to make lease payments arising from the lease. The right-of-use asset and lease liability are recognized at the lease commencement date based on the estimated present value of fixed lease payments over the lease term. ROU asset is evaluated for impairment using the long-lived asset impairment guidance. Leases will be classified as financing or operating, which will drive the expense recognition pattern. The Company elects to exclude short-term leases when recording a ROU asset and lease liability if and when the Company has them.
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments included in ASU 2016-13 require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Although the new standard, known as the current expected credit loss (“CECL”) model, has a greater impact on financial institutions, most other organizations with financial instruments or other assets (trade receivables, contract assets, lease receivables, financial guarantees, loans and loan commitments, and held-to-maturity (HTM) debt securities) are subject to the CECL model and will need to use forward-looking information to better evaluate their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 was originally effective for public companies for fiscal years beginning after December 15, 2019. In November of 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which delayed the implementation of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for smaller reporting companies. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In November 2023, the Financial Account Standard Board “FASB” issued Accounting Standards Update “ASU” 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which modifies the disclosure and presentation requirements of reportable segments. The amendments in the update require the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker “CODM” and included within each reported measure of segment profit and loss. The amendments also require disclosure of all other segment items by reportable segment and a description of its composition. Additionally, the amendments require disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. This update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, Early adoption is permitted. The Company is currently evaluating the impact that this guidance will have on the presentation of its consolidated financial statements and accompanying notes.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which expands disclosures in an entity’s income tax rate reconciliation table and disclosures regarding cash taxes paid both in the U.S. and foreign jurisdictions. The update will be effective for annual periods beginning after December 15, 2025. The Company is currently evaluating the impact that this guidance will have on the presentation of its consolidated financial statements and accompanying notes.
The Company has evaluated all the recent accounting pronouncements and determined that there are no accounting pronouncements that will have a material effect on the Company’s consolidated financial statements.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Going concern, liquidity, and capital resources
The Company has only recently been formed, has limited operating history, has recorded a net loss of approximately $53 million for the year ended December 31, 2023, has a limited positive working capital of approximately $3 million, and has an accumulated deficit of approximately $64 million as of December 31, 2023. Net cash used in operating activities for the year ended December 31, 2023, was approximately $30 million.
These above matters raise substantial doubt about the Company’s ability to continue as a going concern. During the next twelve months, the Company intends to fund its operations through the issuance of financial instruments including debts or equity, extend the use of its line of credit and the sale of aircraft at a premium to cost.
The Company also has the ability to reduce cash burn to preserve capital. Accordingly, management believes that its current cash position, along with its anticipated revenue growth and proceeds from future debt and/or equity financings, when combined with greater fleet utilization and prudent expense management, will allow the Company to continue as a going concern and to fund its operations for at least one year from the date these financials are available.
There are no assurances, however, that management will be able to raise capital or debt on terms acceptable to the Company. If the Company is unable to obtain sufficient additional capital, the Company may be required to reduce the near-term scope of its planned development and operations, which could delay implementation of the Company’s business plan and harm its business, financial condition, and operating results. The balance sheet does not include any adjustments that might result from these uncertainties.
Basis of presentation
The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”) on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.
Reclassifications
Certain amounts in 2022 have been reclassified to conform with the current year’s presentation.
Principles of Consolidation
The consolidated financial statements include the Company’s accounts and the accounts of its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated.
The accompanying consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Volato, Inc., a company incorporated in the State of Georgia, Gulf Coast Aviation, Inc. , a company incorporated in the State of Texas, GC Aviation, Inc., a company incorporated in the State of Texas, Fly Vaunt, LLC, a company incorporated in the State of Georgia, and Fly Dreams LLC, until March 3, 2023.
The Company’s consolidated subsidiaries were as follows:

Name of Consolidated Subsidiaries or Entities	State or Other Jurisdiction of Incorporation or Organization	Attributable Interest
Volato, Inc. (Legacy Volato)	Georgia	100%
Gulf Coast Aviation, Inc.	Texas	100%
G C Aviation, Inc.	Texas	100%
Fly Vaunt, LLC	Georgia	100%
Fly Dreams, LLC (until March 3, 2023)	Georgia	100%
One of the components of the Company’s business model includes the sale of aircraft and ownership program. The aircraft ownership program is a model whereby the Company sells each fleet aircraft to a limited liability company, which was previously referred to as “Plane Co”. The Plane Co, which is owned by third-party owners, leases the aircraft back to the Company for management and charter operations on behalf of the LLC under 14 C.F.R. Part 135 certificate.
The Company does not hold any controlling interest in any Plane Co as of December 31, 2023, and 2022. Each Plane Co is set up to acquire and own one aircraft pursuant to the HondaJet aircraft purchase agreement executed with the Company. Each Plane Co is managed by PDK Management LLC until June 2023, an entity whose sole member is the Company’s Chief Executive Officer, through an operating agreement, and by Volato, Inc starting in July 2023.
On March 11, 2022, the Company executed a stock purchase agreement pursuant to which the Company acquired all of the issued and outstanding equity shares of Gulf Coast Aviation, Inc. for a total cash consideration of $1.85 million. Gulf Coast Aviation, Inc., is the owner of G C Aviation, Inc., a Texas entity and Part 135 air carrier certificate holder.
Fly Dreams holds the Federal Aviation Agency (“FAA”) certificate and conducts air carrier operations through an aircraft charter Management and Dry Lease Agreement with each of the Plane Co’s. On March 3, 2023, Legacy Volato transferred its Fly Dreams LLC operation to GCA and sold all of its membership interest in Fly Dreams LLC, including Fly Dreams FAA part 135 Certificate. Legacy Volato now conducts its operations under GCA FAA Part 135 Certificate. The selling price was $550 thousand, which resulted in the recognition of $387 thousand in gain, which is presented in other income (expense) in the consolidated statement of operations for the year ended December 31, 2023.
Other than FlyVaunt, LLC, the Company does not hold any controlling interest in any limited liability companies as of December 31, 2023 and 2022.The Company only holds de minimis interest in one and two Plane Cos as of December 31, 2023 and 2022, respectively.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates. Such estimates include:
•	Useful lives of property, plant, and equipment.
•	Assumptions used in valuing equity instruments.
•	Deferred income taxes and related valuation allowance.
•	Assessment of long-lived assets impairment.
•	Assumptions used in the valuation of the forward purchase agreement
Cash and restricted cash
Cash consists primarily of cash on hand and bank deposits. The Company maintains cash deposits with financial institutions that may exceed federally insured limits at times. The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. At December 31, 2023 and 2022, the Company had no cash equivalents besides what was in the cash balance as of this date. The Company has $2.24 million and $2.10 million of restricted cash at December 31, 2023, and 2022, respectively, which serves as collateral for the credit facility with SAC Leasing G280 LLC.
Investment - Equity Method
The Company accounts for its equity method investment at cost, adjusted for the Company’s share of the investee’s earnings or losses, which is reported under other income (expense) in the consolidated statement of operations. The Company periodically reviews its investment for other than temporary declines in fair value below cost and more frequently when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.
As of December 31, 2023, the only equity-method investment was Volato 158 LLC with a 3.13% equity interest. As of December 31, 2022, the only equity-method investments were Volato 239 LLC with a 18.75% equity interest and Volato 158 LLC with a 3.13% equity interest. As of December 31, 2023 and 2022, management believes the carrying value of its equity method investments was recoverable in all material respects.

Accounts Receivable
Accounts receivables are reported on the consolidated balance sheets at the outstanding principal amount adjusted for any allowance for credit losses and any charge offs. The Company provides an allowance for credit losses to reduce trade receivables to their estimated net realizable value equal to the amount that is expected to be collected. This allowance is estimated based on historical collection experience, the aging of receivables, specific current and expected future macro-economic and market conditions, and assessments of the current creditworthiness and economic status of customers. The Company considers a receivable delinquent if it is unpaid after the term of the related invoice has expired. Balances that are still outstanding after management has used reasonable collection efforts are written off. The Company reviews its allowance for credit losses on a quarterly basis.
The Company recognized approximately $106 thousand and $5 thousand of bad debt expense during the years ended December 31, 2023 and 2022, respectively.

Fixed Assets
Fixed assets are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years
Computer Software Development
Software development costs are accounted for in accordance with ASC 350-40, Internal Use Software. Internal software development costs are capitalized from the time the internal use software is considered probable of completion until the software is ready for use. Business analysis, system evaluation and software maintenance costs are expensed as incurred.
The capitalized computer software development costs are reported under the section fixed assets, net in the consolidated balance sheet and are amortized using the straight-line method over the estimated useful life of the software, generally three years from when the asset is placed in service. The Company determined that there were approximately $323 thousand and $114 thousand of internal software development costs incurred during the year ended December 31, 2023 and 2022, respectively. The Company also expenses internal costs related to minor upgrades and enhancements, as it is impractical to separate these costs from normal maintenance activities.
Website development cost
The costs incurred for activities during the website application and infrastructure development stage are capitalized in accordance with the guidance on internal-use software in ASC 350-40. The Company capitalized approximately $241 thousand and $114 thousand of website development costs during the year ended December 31, 2023 and December 31, 2022, respectively. The Company recognized approximately $56 thousand and $14 thousand of amortization expense during the year ended December 31, 2023 and December 31, 2022, respectively.
Valuation of Long-Lived Assets:
In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 360, property, plant, and equipment, and long-lived assets are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. No impairment was recognized during the years ended December 31, 2023 and 2022.
Fair value of financial instruments
The Company adopted the provisions of FASB Accounting Standards Codification (“ASC”) 820 (the “Fair Value Topic”) which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements.
The Company measures fair value under a framework that utilizes a hierarchy prioritizing the inputs to relevant valuation techniques. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs used in measuring fair value are:
•	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company as the ability to access.
•	Level 2: Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets.
•	Quoted prices for identical or similar assets or liabilities in inactive markets.
•	Inputs other than quoted prices that are observable for the asset or liability.
•	Inputs that are derived principally from or corroborated by observable market date by correlation or other means; and
•	If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The fair value of the Company’s recorded forward purchase agreement (“FPA”) is determined based on unobservable inputs that are not corroborated by market data, which require a Level 3 classification. A Monte Carlo simulation model was used to determine the fair value. The Company records the forward purchase agreement at fair value on the consolidated balance sheets with changes in fair value recorded in the consolidated statements of operation.
The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of December 31, 2023, in thousand:

	Fair Value Measurements as of December 31, 2023 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Purchase Agreement	$—	$—	$2,982	$2,982
Total	$—	$—	$2,982	$2,982
The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the year ended December 31, 2023, in thousand:

Forward Purchase Agreement
Balance December 31, 2022	$—
Cash funded	18,911
Proceeds	(2,525)
Change in fair value	(13,403)
Balance December 31, 2023	$2,983
The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

For the Year Ended December 31, 2023
Volume Weighted average stock price (“VWAP”)	$3.82
Initial Price	$10.81
Expected Volatility	87.0%
Term	1.92
Risk-free Rate	4.2%
The carrying amount of the Company’s financial assets and liabilities, such as cash, accounts receivable, prepaid and other assets, accounts payable and accrued expenses, deposits, and members’ deposit approximate their fair value because of the short maturity of those instruments. The Company’s line of credit, convertible notes and other promissory notes approximate the fair value of such liabilities based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangements and due to the short-term maturity of these instruments at December 31, 2023 and 2022.
Commitments and contingencies
The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment.
Revenue recognition
Revenues are recognized on a gross basis and presented on the consolidated statements of operations net of rebates, discounts, and taxes collected concurrent with revenue-producing activities. The transaction price in the Company’s contracts with its customers is fixed at the time control of goods and services are transferred to the customer. Therefore, the Company does not estimate variable consideration or perform a constraint analysis for our contracts.
The Company determines revenue recognition pursuant to Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, through the following steps:
1.	Identification of the contract, or contracts, with a customer.
2.	Identification of the performance obligation(s) in the contract.
3.	Determination of the transaction price.
4.	Allocation of the transaction to the performance obligation(s) in the contract.
The Company generates revenue primarily through three sources: (i) the sale of aircraft, (ii) charter flights which include deposit products, retail and wholesale charter flights and owner flights, and (iii) aircraft management services. Revenue is recognized when control of the promised service is transferred to a customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. At contract inception, the Company assesses the goods and services promised in its contracts with customers and identifies, as a performance obligation, each promise to transfer a good or service to a customer that is distinct. To identify its performance obligations, the Company considers all of the goods and services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices.
For each revenue stream, we evaluate whether our obligation is to provide the good or service itself, as the principal or to arrange for the good or service to be provided by the other party, as the agent, using the control model. For certain services provided to the customer, primarily in our aircraft management services revenue stream, the Company directs third-party providers to assist in our fulfillment of the performance obligation in contracts with our customers. Any cost reimbursements and third-party costs are recognized in revenue on a gross basis as Volato has pre-negotiated these costs and takes a certain amount of risk that it will not fully recover the costs incurred. In such circumstances, the Company is primarily responsible for satisfying the overall performance obligation with the customer and is considered the principal in the relationship because the Company has the ability to direct the third parties to provide services to our customers.
Aircraft sales only requires the delivery of the aircraft.
Volato also generates revenues from charter flights for owners, deposit products, retail customers and wholesale charter brokers. Deposit products are a complementary set of products available to retail charter customers whereby the customer makes a deposit in exchange for certain charter product offerings of the Company to be provided in the future. Charter flights are flights offered to retail and non-retail charter customers in exchange for a fee. The contracts generally consist of one performance obligation and revenue is recognized upon transfer of control of our promised services, which generally occurs upon the flight hours being used during the period which the chartered flights were operated. The Company’s contract for charter services outlines the transaction price in advance. Non-owner flights typically require payment in advance. Other charter services are due upon completion of the services. The contracts include cancellation penalty charges as a percentage of the original flight based on the time of cancellation and the type of flight. Itinerary changes may result in a price change prior to the occurrence of the flight. If the total flight itinerary cannot be completed due to any reason (other than customer cancellation or no show), the charter customer is responsible for only the portion of the itinerary that can be completed, and any advance payment is refunded.
The Company’s aircraft management services are a full-service management and charter operator including dry leasing airplanes from owners, placing aircrafts on our FAA Air Carrier Certificate, operating the aircraft for owner flights and chartering the aircraft to customers. Under the aircraft management services revenues stream, aircraft owners pay management fees to the Company plus all operating expenses for the aircraft, maintenance, crew hiring and management, flight operations, dispatch, hangar, fuel, cleaning, insurance, and aircraft charter marketing. Revenues from aircraft management services consist of one performance obligation to provide management airplane management services. Revenue is partially recognized overtime for the administrative portion of the service, and partially recognized at a point in time, generally upon the transfer of control of the promised services included as part of the management services. Revenue recognized over time was $5.0 million and $2.3 million for the year ended December 31, 2023 and 2022, respectively. All other revenue was recognized upon the transfer of control of the promised services.
The Company’s contracts for managing aircraft provide for fixed monthly management fees and reimbursement of operating expenses at a predetermined margin. Generally, contracts require two months advance deposit of estimated expenses.
In accordance with ASC 606, contract assets are to be recognized when an entity has the right to receive consideration in exchange for goods or services that have been transferred to a customer. Also, in accordance with ASC 606, contract liabilities are to be recognized when an entity is obligated to transfer goods or services for which consideration has already been received. The Company recognizes contract liabilities for any advance payments from customers primarily associated with its deposit products and charter flights as well as aircraft management services revenue streams. Deposits that are provided under the Company’s Insider Membership program or the Company’s Stretch Card agreements are treated as contract liabilities when the funds are received and are reduced as the flights are utilized. Any deposits that are not utilized over the 24-month term of the agreements, which end upon being forfeited if the agreements are not renewed, would be recognized as revenues at the time they are forfeited. Occasionally, we offer credits to customers of the Company’s Insider and Stretch Card agreements in excess of the cash deposit received as an incentive offering. These credits are non-refundable and are recorded as a contract liability until they are either used or expired. The Company does not offer their customer a significant financing component as part of the arrangement because the period between the transfer of service to a customer and when the customer pays for the service is one year or less or the timing and the transfer of the services is at the discretion of the customer.
Contract liabilities consist of customer prepayments and the aircraft deposits referred to above. Total contract liabilities were $12.9 million and $2.2 million as of December 31, 2023 and 2022, respectively.
The Company has generated $73.3 million of revenue during the year ended December 31, 2023. The revenue is broken down as follows for the year ended December 31, 2023 in thousands:
Aircraft sales	$21,443
Charter flight revenue	$37,787
Aircraft Management revenue	$14,108
Total	$73,338
The Company has generated $96.7 million of revenue during the year ended December 31, 2022. The revenue is broken down as follows for the year ended December 31, 2022 in thousands:
Aircraft sales	$67,695
Charter flight revenue	$14,417
Aircraft management revenue	$14,594
Total	$96,706
Income taxes
The Company follows Section 740-10-30 of the FASB ASC, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the fiscal year in which the temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company follows the guidance of 740-10-25 of the FASB ASC (“Section 740-10-25”) with regards to uncertainty in income taxes. Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company had no material adjustments to its assets and/or liabilities for unrecognized income tax benefits according to the provisions of Section 740-10-25.
The Company is subject to tax in the United States (“U.S.”) and files tax returns in the U.S. Federal jurisdiction, and state jurisdictions. The Company is subject to U.S. Federal, state, and local income tax examinations by tax authorities. The Company currently is not under examination by any tax authority.
Stock-based compensation
The Company accounts for equity-based compensation using the fair value method as set forth in the ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based payment awards based on estimated fair values. This method requires companies to estimate the fair value of stock-based compensation on the date of grant using an option pricing model. The Company estimates the fair value of each equity-based payment award on the date of grant using the Black-Scholes pricing model.
The Black-Scholes model determines the fair value of equity-based payment awards based on the fair value of the underlying common stock on the date of grant and requires the use of estimates and assumptions, including the fair value of the Company’s common stock, exercise price of the stock option, expected volatility, expected life, risk-free interest rate and dividend rate. The Company estimates the expected volatility of its stock options by taking the average historical volatility of a group of comparable publicly traded companies over a period equal to the expected life of the options; it is not practical for the Company to estimate its own volatility due to the lack of historical prices. The expected term of the options is determined in accordance with existing equity agreements as the underlying options are assumed to be exercised upon the passage of time. The risk-free interest rate is the estimated average interest rate based on U.S. Treasury zero-coupon notes with terms consistent with the expected life of the awards. The expected dividend yield is zero as the Company does not anticipate paying any recurring cash dividends in the foreseeable future. The Company accounts for forfeitures as they occur.
Net loss per share
The Company computes basic and diluted earnings per share amounts pursuant to section 260-10-45 of the FASB ASC. Basic earnings per share is computed by dividing net loss available to common shareholders, by the weighted average number of shares of common stock outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings per share is computed by dividing net loss available to common shareholders by the diluted weighted average number of shares of common stock during the period. The diluted weighted average number of common shares outstanding is the basic weighted number of shares adjusted as of the first day of the year for any potentially dilutive debt or equity. In periods in which a net loss has been incurred, all potentially dilutive common shares are considered anti-dilutive and thus are excluded from the calculation. Securities that are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been antidilutive for the year ended December 31, 2023, include stock options and convertible debt.
The Company has 2,369,169 and 2,507,618 outstanding stock options to purchase an equivalent number of common stock at December 31, 2023, and 2022, respectively.
The Company also has 29,026,000 outstanding warrants to purchase an equivalent number of shares of common stock as of December 31, 2023 at a weighted average strike price of $11.50. No warrants were issued and outstanding as of December 31, 2022.
Concentration of Credit Risk
The Company maintains its cash with a major financial institution located in the United States of America which it believes to be creditworthy. Balances are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company may maintain balances in excess of the federally insured limits.
Intangible Assets
Intangible assets other than goodwill consists of acquired finite-lived customer relationships and acquired indefinite-lived Part 135 air carrier certificate. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, finite-lived intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset, which was determined based on management’s estimate of the period over which the asset will contribute to our future cash flows.
The Company reviews the intangible assets for impairment on an annual basis or if events or changes in circumstances indicate it is more likely than not that they are impaired. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale, or disposition of a significant portion of the business, or other factors. If the review indicates the impairment, an impairment loss would be recorded for the difference of the value recorded and the new value. For the years ended December 31, 2023 and 2022, there was no impairment loss recognized for the intangible assets.
Goodwill
Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets acquired in our business combinations. Goodwill is not amortized and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations. The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill.
If, after assessing the totality of events or circumstances, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, additional impairment testing is not required. The Company tests for goodwill impairment annually during its fourth quarter on October 1. There was no impairment of goodwill for the year ended December 31, 2023 and 2022.
Segment Reporting
The Company identifies operating segments as components of the Company. for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and performance assessment. The chief operating decision maker is the chief executive officer. We determined that the Company operates in a single operating and reportable segment, private aviation services, as the chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenue and cost of revenue for purposes of making operating decisions, allocating resources, and assessing performance. Substantially all of our long-lived assets are located in the U.S. and revenue from private aviation services is substantially earned from flights throughout the U.S.
Cost of revenue
Cost of revenue includes costs that are directly related to the related revenue streams – charter flights, aircraft management, aircraft sales. Cost of revenue includes expenses incurred to provide flight services and facilitate operations, including aircraft lease costs, fuel, crew travel, maintenance, compensation expenses and related benefits for employees that directly facilitate flight operations including crew and pilots and certain aircraft operating costs such as landing fees and parking. Cost of revenue for the aircraft sales revenue includes cost of the aircraft.
Advertising Costs
Advertising costs are expensed as incurred and included in management and general expenses on the statements of operations. Such advertising amounted to $2.85 million and $405 thousand for the years ended December 31, 2023 and 2022, respectively.
Variable Interest Entity (VIE) Accounting
The Company evaluates its ownership, contractual relationships, and other interests in entities to determine the nature and extent of the interests, whether such interests are variable interests and whether the entities are VIEs in accordance with ASC 810, Consolidations. These evaluations can be complex and involve Management judgment as well as the use of estimates and assumptions based on available historical information, among other factors. Based on these evaluations, if the Company determines that it is the primary beneficiary of a VIE, this VIE entity is consolidated into the consolidated financial statements.
Each Plane Co is managed by PDK Management LLC, an entity whose sole member is the Company’s Chief Executive Officer, through an operating agreement until July 2023. The Company does not have the obligation to absorb losses that could be significant to the VIE or the right to receive significant benefits when it holds a minority ownership in each PlaneCo. The Company did not consolidate any variable interest entities as of December 31, 2023 and 2022.
Leases
ASC Topic 842, “Leases” (“ASC 842”) requires lessees to recognize most leases on the balance sheet with a corresponding right-to-use asset (“ROU asset”). ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liability represents the Company’s obligation to make lease payments arising from the lease. The right-of-use asset and lease liability are recognized at the lease commencement date based on the estimated present value of fixed lease payments over the lease term. ROU asset is evaluated for impairment using the long-lived asset impairment guidance. Leases will be classified as financing or operating, which will drive the expense recognition pattern. The Company elects to exclude short-term leases when recording a ROU asset and lease liability if and when the Company has them.
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments included in ASU 2016-13 require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Although the new standard, known as the current expected credit loss (“CECL”) model, has a greater impact on financial institutions, most other organizations with financial instruments or other assets (trade receivables, contract assets, lease receivables, financial guarantees, loans and loan commitments, and held-to-maturity (HTM) debt securities) are subject to the CECL model and will need to use forward-looking information to better evaluate their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 was originally effective for public companies for fiscal years beginning after December 15, 2019. In November of 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which delayed the implementation of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for smaller reporting companies. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In November 2023, the Financial Account Standard Board “FASB” issued Accounting Standards Update “ASU” 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which modifies the disclosure and presentation requirements of reportable segments. The amendments in the update require the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker “CODM” and included within each reported measure of segment profit and loss. The amendments also require disclosure of all other segment items by reportable segment and a description of its composition. Additionally, the amendments require disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. This update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, Early adoption is permitted. The Company is currently evaluating the impact that this guidance will have on the presentation of its consolidated financial statements and accompanying notes.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which expands disclosures in an entity’s income tax rate reconciliation table and disclosures regarding cash taxes paid both in the U.S. and foreign jurisdictions. The update will be effective for annual periods beginning after December 15, 2025. The Company is currently evaluating the impact that this guidance will have on the presentation of its consolidated financial statements and accompanying notes.
The Company has evaluated all the recent accounting pronouncements and determined that there are no accounting pronouncements that will have a material effect on the Company’s consolidated financial statements.